Other Receivables and Other Current Assets (Details) ¥ in Thousands	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Other Receivables And Other Current Assets [Line Items]
Prepaid expense	$ 8,742,285
Cash	943,435		$ 665,380	$ 1,959,215
YanErYouXin [Member]
Other Receivables And Other Current Assets [Line Items]
Cash	12,460,000	¥ 88,750
Bad debt provision	$ 3,680,000